Chou America Mutual Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

October 21, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Chou America Mutual Funds (the “Trust”)
File No.: 333-165300/811-22394
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 7, 2014 to the Prospectus dated May 1, 2014, for the Chou Opportunity Fund and Chou Income Fund, each a series of the Trust, as filed pursuant to Rule 497(e) under the 1933 Act on October 7, 2014 (Accession Number: 0001435109-14-000697).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2049 or vicki.horwitz@atlanticfundservices.com

Sincerely,

/s/Vicki S. Horwitz
Vicki S. Horwitz, Esq.
Secretary to the Registrant

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